BALANCE SHEETS	Mar. 31, 2023 USD ($)
Asset
Cash	$ 3,975
Prepaid expenses	169,890
Total current assets	173,865
Cash and securities held in Trust Account	19,036,509
Total Assets	19,210,374
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Accounts payable and accrued expenses	3,729,869
Promissory note - related party	150,000
Advances from related party	50,000
Excise tax payable	3,211,601
Total current liabilities	7,141,470
Deferred underwriting fee	11,672,500
Warrant liability	1,433,831
Total Liabilities	20,247,801
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(19,658,951)
Total Stockholders' Deficit	(19,658,117)
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit	19,210,374
Class A Common Stock subject to possible redemption
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Class A Common Stock subject to possible redemption, 1,847,069 and 33,350,000 shares at redemption value of $10.08 and $10.12, at March 31, 2023 and December 31, 2022, respectively	18,620,690
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common stock	826
Class B Common Stock
Stockholders' Deficit
Common stock	$ 8